Earnings Per Share (Reconciliation Of Net Income Attributable To Ensco Shares) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Net income attributable to Ensco	$ 292.5	$ 317.1
Net income allocated to non-vested share awards	(3.0)	(3.3)
Net income attributable to Ensco shares	$ 289.5	$ 313.8